Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Opening defined benefit obligation	$ 183,125	$ 144,743	$ 120,606
Service cost recognized in net income	33,151	31,383	26,041
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions	(15,263)	23,797	1,404
Benefits paid	(7,887)	(16,798)	(3,308)
Ending defined benefit obligation	$ 193,126	$ 183,125	$ 144,743